UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson            Hockessin, DE               August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 24

Form 13F Information Table Value Total: $57,261
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                                                    FORM 13F INFORMATION TABLE
                                                      PERSONAL AND ALL OTHER
                                                        AS OF JUNE 30, 2004

                                                   Value   Shares or  SH/ PUT  Investment  Other           Voting Authority
     Name of Issuer     Title of Class  CUSIP    (x$1000)  Prin Amt   PRN CALL Discretion  Mrgs      Sole     Shared      None
ABBOTT LABS                Common      00282410      2,089     51,250   SH       Sole      None     51,250
AMGEN INC                  Common      03116210        469      8,603   SH       Sole      None      8,603
BP PLC                     Common      05562210        429      8,012   SH       Sole      None      8,012
CAMPBELL SOUP CO           Common      13442910      6,418    238,776   SH       Sole      None    238,776
CISCO SYS INC              Common      17275R10        341     14,401   SH       Sole      None     14,401
COCA COLA COM              Common      19121610      1,256     24,891   SH       Sole      None     24,891
COMCAST CORP NEW            CL A       20030N10      1,688     60,054   SH       Sole      None     60,054
CONOCOPHILLIPS             Common      20825C10        858     11,242   SH       Sole      None     11,242
EPIX MEDICAL INC           Common      26881Q10        633     30,000   SH       Sole      None     30,000
EXXON MOBIL CORP           Common      30231G10      8,525    191,966   SH       Sole      None    191,966
GENERAL ELEC CO            Common      36960410      4,465    137,817   SH       Sole      None    137,817
IMCLONE SYS INC            Common      45245W10        858     10,000   SH       Sole      None     10,000
J P MORGAN CHASE & CO      Common      46625H10      1,867     48,158   SH       Sole      None     48,158
MAXIM INTEGRATED PRODS INC Common      57772K10      1,118     21,328   SH       Sole      None     21,328
MERCK & CO INC             Common      58933110      1,590     33,469   SH       Sole      None     33,469
MICROSEMI CORP             Common      59513710        270     19,015   SH       Sole      None     19,015
MONSANTO COM NEW           Common      61166W10      1,339     34,782   SH       Sole      None     34,782
NORTEL NETWORKS CORP  NEW  Common      65656810        100     19,979   SH       Sole      None     19,979
ORACLE CORP                Common      68389X10        990     82,991   SH       Sole      None     82,991
PFIZER INC                 Common      71708110     12,195    355,749   SH       Sole      None    355,749
PORTAL SOFTWARE INC        Common      73612610        177     26,228   SH       Sole      None     26,228
SUN MICROSYSTEMS INC       Common      86681010        142     32,770   SH       Sole      None     32,770
UNION PACIFIC CORP         Common     907818108        394      6,620   SH       Sole      None      6,620
WELLS FARGO COM NEW        Common      94974610      9,050    158,128   SH       Sole      None    158,128
                                                    57,261  1,626,229                            1,626,229





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